UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  November 15, 2008 to December 12, 2008

  Commission File Number of issuing entity: 333-143623-06

  Morgan Stanley Capital I Trust 2008-TOP29
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-143623

  Morgan Stanley Capital I Inc.
  (Exact name of depositor as specified in its charter)

  Bear Stearns Commercial Mortgage, Inc.
  Morgan Stanley Mortgage Capital Holdings LLC
  Principal Commercial Funding II, LLC
  (Exact name of sponsor(s) as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  54-2201318
  54-2201319
  54-2201320
  54-6772759
  54-6772760
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-AB                          ______     ______   ___X___       ___________
  A-4                           ______     ______   ___X___       ___________
  A-4FL                         ______     ______   ___X___       ___________
  A-M                           ______     ______   ___X___       ___________
  A-J1                          ______     ______   ___X___       ___________
  B                             ______     ______   ___X___       ___________
  C                             ______     ______   ___X___       ___________
  D                             ______     ______   ___X___       ___________
  E                             ______     ______   ___X___       ___________
  F                             ______     ______   ___X___       ___________
  G                             ______     ______   ___X___       ___________
  H                             ______     ______   ___X___       ___________
  J                             ______     ______   ___X___       ___________
  K                             ______     ______   ___X___       ___________
  L                             ______     ______   ___X___       ___________
  M                             ______     ______   ___X___       ___________
  N                             ______     ______   ___X___       ___________
  O                             ______     ______   ___X___       ___________
  P                             ______     ______   ___X___       ___________
  R-I                           ______     ______   ___X___       ___________
  R-II                          ______     ______   ___X___       ___________
  R-III                         ______     ______   ___X___       ___________
  X                             ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On December 12, 2008 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2008-TOP29.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  Part II - OTHER INFORMATION

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2008-TOP29, relating to the December 12, 2008 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  Morgan Stanley Capital I Inc.
  (Depositor)

  /s/ Steven Stern
  Steven Stern, Vice President

  Date: December 19, 2008

 EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2008-TOP29, relating to the December 12, 2008 distribution.